Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
January 31, 2023
SCS-NPRT1-0423
1.813071.118
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	91,900	8,223
Media - 1.1%
Nexstar Broadcasting Group, Inc. Class A	60,500	12,389
TechTarget, Inc. (a)	111,098	5,503
Thryv Holdings, Inc. (a)	275,800	6,170
		24,062
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	161,200	2,703
TOTAL COMMUNICATION SERVICES		34,988
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.3%
Adient PLC (a)	317,500	14,294
Fox Factory Holding Corp. (a)	110,000	12,990
Gentherm, Inc. (a)	52,400	3,900
LCI Industries (b)	73,600	8,259
Patrick Industries, Inc.	126,400	8,971
		48,414
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A	674,700	7,408
Strategic Education, Inc.	64,700	6,040
		13,448
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (a)	316,500	12,489
Churchill Downs, Inc.	78,100	19,377
Everi Holdings, Inc. (a)	269,700	4,685
Hilton Grand Vacations, Inc. (a)	169,600	8,032
		44,583
Household Durables - 1.5%
Green Brick Partners, Inc. (a)	75,426	2,353
M.D.C. Holdings, Inc.	165,104	6,234
Skyline Champion Corp. (a)	264,700	15,604
Tempur Sealy International, Inc.	218,100	8,888
		33,079
Internet & Direct Marketing Retail - 0.3%
Vivid Seats, Inc. Class A (a)(b)	689,867	5,871
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	128,300	6,024
Clarus Corp.	536,921	5,396
		11,420
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc. (b)	517,900	30,256
Dick's Sporting Goods, Inc.	79,200	10,356
Murphy U.S.A., Inc.	67,450	18,348
Rent-A-Center, Inc.	168,600	4,534
		63,494
Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. (a)	146,300	9,727
Crocs, Inc. (a)	191,300	23,295
Deckers Outdoor Corp. (a)	25,400	10,858
Kontoor Brands, Inc. (b)	281,900	13,464
		57,344
TOTAL CONSUMER DISCRETIONARY		277,653
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Primo Water Corp.	728,900	11,407
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	213,400	15,465
Performance Food Group Co. (a)	190,700	11,694
Sprouts Farmers Market LLC (a)	187,600	5,994
		33,153
Food Products - 1.3%
Flowers Foods, Inc.	146,700	4,062
Nomad Foods Ltd. (a)	902,300	16,052
The Simply Good Foods Co. (a)	183,300	6,654
		26,768
Personal Products - 0.4%
BellRing Brands, Inc. (a)	265,900	7,541
TOTAL CONSUMER STAPLES		78,869
ENERGY - 7.1%
Energy Equipment & Services - 1.9%
Championx Corp.	333,800	11,022
Liberty Oilfield Services, Inc. Class A	1,150,278	18,209
TechnipFMC PLC (a)	841,000	11,681
		40,912
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	771,188	22,241
Denbury, Inc. (a)	349,209	30,304
Enviva, Inc. (b)	123,900	5,635
HF Sinclair Corp.	259,500	14,766
Magnolia Oil & Gas Corp. Class A	485,400	11,460
Northern Oil & Gas, Inc.	800,722	26,840
		111,246
TOTAL ENERGY		152,158
FINANCIALS - 14.3%
Banks - 7.9%
East West Bancorp, Inc.	129,300	10,153
First Bancorp, Puerto Rico	1,139,200	15,322
Glacier Bancorp, Inc. (b)	200,400	9,136
Independent Bank Group, Inc.	156,100	9,569
Metropolitan Bank Holding Corp. (a)	85,500	5,077
PacWest Bancorp	573,400	15,860
Pathward Financial, Inc.	279,600	13,874
Pinnacle Financial Partners, Inc.	104,000	8,188
Preferred Bank, Los Angeles	134,300	9,553
ServisFirst Bancshares, Inc.	84,600	5,768
Synovus Financial Corp.	454,300	19,058
Trico Bancshares	329,617	16,662
United Community Bank, Inc.	559,800	18,216
Webster Financial Corp.	143,264	7,543
Western Alliance Bancorp.	77,000	5,803
		169,782
Capital Markets - 2.7%
Focus Financial Partners, Inc. Class A (a)	156,300	7,057
Houlihan Lokey (b)	158,182	15,671
Lazard Ltd. Class A	337,700	13,535
LPL Financial	32,200	7,635
TMX Group Ltd.	132,900	13,099
		56,997
Consumer Finance - 0.6%
FirstCash Holdings, Inc.	134,100	12,361
Insurance - 1.6%
First American Financial Corp.	101,900	6,305
Primerica, Inc.	101,500	16,418
Selective Insurance Group, Inc.	129,970	12,347
		35,070
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd.	371,100	16,340
Walker & Dunlop, Inc.	165,142	15,751
		32,091
TOTAL FINANCIALS		306,301
HEALTH CARE - 14.9%
Biotechnology - 6.7%
ALX Oncology Holdings, Inc. (a)	149,800	1,393
Arcutis Biotherapeutics, Inc. (a)	272,102	4,509
Argenx SE ADR (a)	22,131	8,460
Ascendis Pharma A/S sponsored ADR (a)	32,406	4,021
Astria Therapeutics, Inc. (a)	266,600	3,666
BioCryst Pharmaceuticals, Inc. (a)	482,600	5,091
Blueprint Medicines Corp. (a)	180,000	8,413
Celldex Therapeutics, Inc. (a)	142,100	6,261
Cerevel Therapeutics Holdings (a)	190,200	6,495
Cytokinetics, Inc. (a)	245,900	10,446
Day One Biopharmaceuticals, Inc. (a)	337,100	7,339
Exelixis, Inc. (a)	350,300	6,172
Icosavax, Inc. (a)	345,300	3,643
Instil Bio, Inc. (a)	151,220	123
Janux Therapeutics, Inc. (a)	249,100	5,533
Keros Therapeutics, Inc. (a)	175,400	10,273
Madrigal Pharmaceuticals, Inc. (a)	7,400	2,133
Morphic Holding, Inc. (a)	104,538	3,422
PepGen, Inc.	242,700	3,791
PTC Therapeutics, Inc. (a)	152,600	7,003
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	7,350	48
Tango Therapeutics, Inc. (a)	620,500	4,095
Tyra Biosciences, Inc. (a)	457,100	4,854
Vaxcyte, Inc. (a)	148,539	6,736
Vera Therapeutics, Inc. (a)	233,224	1,978
Verve Therapeutics, Inc. (a)(b)	243,900	5,549
Xenon Pharmaceuticals, Inc. (a)	202,371	7,911
Zentalis Pharmaceuticals, Inc. (a)	196,548	4,639
		143,997
Health Care Equipment & Supplies - 2.7%
Envista Holdings Corp. (a)	265,100	10,336
Globus Medical, Inc. (a)	64,200	4,847
Haemonetics Corp. (a)	171,000	14,467
Inspire Medical Systems, Inc. (a)	43,300	10,957
Omnicell, Inc. (a)	91,000	5,048
TransMedics Group, Inc. (a)	174,472	10,995
		56,650
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	154,800	13,006
agilon health, Inc. (a)	454,000	9,879
Molina Healthcare, Inc. (a)	43,700	13,627
Owens & Minor, Inc.	245,560	4,847
R1 Rcm, Inc. (a)	499,952	7,154
Surgery Partners, Inc. (a)	273,736	9,088
Tenet Healthcare Corp. (a)	49,600	2,721
The Oncology Institute, Inc. (a)(c)	373,842	553
		60,875
Health Care Technology - 0.6%
Evolent Health, Inc. (a)	400,934	12,918
Life Sciences Tools & Services - 0.2%
Olink Holding AB ADR (a)	217,773	4,264
Pharmaceuticals - 1.8%
Acelyrin, Inc. (d)	176,729	1,099
Acelyrin, Inc. rights (a)(d)	21,475	127
Axsome Therapeutics, Inc. (a)(b)	66,400	4,980
DICE Therapeutics, Inc. (a)	138,700	4,406
Edgewise Therapeutics, Inc. (a)	552,500	5,652
Enliven Therapeutics, Inc. (e)	378,877	1,575
Intra-Cellular Therapies, Inc. (a)	143,500	6,877
Terns Pharmaceuticals, Inc. (a)	435,000	3,945
Ventyx Biosciences, Inc. (a)	194,633	8,175
Verona Pharma PLC ADR (a)	89,834	1,980
		38,816
TOTAL HEALTH CARE		317,520
INDUSTRIALS - 18.0%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	120,500	5,321
Building Products - 2.0%
Builders FirstSource, Inc. (a)	217,237	17,314
Masonite International Corp. (a)	113,200	10,326
Simpson Manufacturing Co. Ltd.	147,310	15,778
		43,418
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	114,900	9,206
The Brink's Co.	106,200	6,967
		16,173
Construction & Engineering - 3.6%
Comfort Systems U.S.A., Inc.	97,076	11,750
Construction Partners, Inc. Class A (a)	254,300	7,194
Dycom Industries, Inc. (a)	85,100	8,116
EMCOR Group, Inc.	139,640	20,702
Granite Construction, Inc.	397,300	16,917
IES Holdings, Inc. (a)	300,015	11,944
		76,623
Electrical Equipment - 1.9%
Atkore, Inc. (a)	252,070	32,831
Regal Rexnord Corp.	30,400	4,232
Thermon Group Holdings, Inc. (a)	157,855	3,650
		40,713
Machinery - 4.1%
Federal Signal Corp.	360,400	19,191
ITT, Inc.	77,220	7,073
Kadant, Inc.	40,500	8,253
Oshkosh Corp.	70,100	7,065
SPX Technologies, Inc. (a)	360,300	27,026
Terex Corp.	192,200	9,796
Timken Co.	103,600	8,531
		86,935
Professional Services - 3.0%
ASGN, Inc. (a)	218,300	19,854
CACI International, Inc. Class A (a)	24,600	7,579
CRA International, Inc.	68,500	8,141
KBR, Inc.	193,800	9,928
NV5 Global, Inc. (a)	87,800	11,703
TriNet Group, Inc. (a)	84,000	6,338
		63,543
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (a)	147,900	8,413
Finning International, Inc.	177,000	4,994
GMS, Inc. (a)	166,300	9,865
Rush Enterprises, Inc. Class A	402,388	21,652
Univar Solutions, Inc. (a)	201,800	6,958
		51,882
TOTAL INDUSTRIALS		384,608
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	438,800	7,912
Electronic Equipment & Components - 3.7%
Advanced Energy Industries, Inc.	234,700	21,766
Fabrinet (a)	163,940	21,584
Insight Enterprises, Inc. (a)	165,685	18,676
Napco Security Technologies, Inc. (a)	257,700	7,466
TD SYNNEX Corp.	90,400	9,234
		78,726
IT Services - 3.6%
Cyxtera Technologies, Inc. Class A (a)	1,186,027	3,819
Endava PLC ADR (a)	112,200	9,859
ExlService Holdings, Inc. (a)	166,233	28,359
Maximus, Inc.	28,400	2,126
Perficient, Inc. (a)	138,600	10,276
WNS Holdings Ltd. sponsored ADR (a)	262,850	22,271
		76,710
Semiconductors & Semiconductor Equipment - 2.3%
Axcelis Technologies, Inc. (a)	196,000	21,550
MACOM Technology Solutions Holdings, Inc. (a)	172,500	11,561
Onto Innovation, Inc. (a)	123,650	9,725
Synaptics, Inc. (a)	52,100	6,514
		49,350
Software - 2.4%
Five9, Inc. (a)	47,800	3,766
Intapp, Inc. (a)	238,448	6,910
Manhattan Associates, Inc. (a)	55,900	7,287
NCR Corp. (a)	137,200	3,762
Qualys, Inc. (a)	34,400	3,968
Rapid7, Inc. (a)	70,500	2,811
SPS Commerce, Inc. (a)	55,900	7,607
Tenable Holdings, Inc. (a)	360,800	14,515
		50,626
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	181,169	5,491
TOTAL INFORMATION TECHNOLOGY		268,815
MATERIALS - 5.6%
Chemicals - 0.8%
Element Solutions, Inc.	501,000	10,260
Tronox Holdings PLC	416,100	7,136
		17,396
Construction Materials - 0.8%
Eagle Materials, Inc.	120,600	17,617
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)	549,400	10,576
Metals & Mining - 2.9%
Arconic Corp. (a)	210,700	4,954
Commercial Metals Co.	599,800	32,551
Constellium NV (a)	603,100	8,763
Lundin Mining Corp.	1,301,200	9,848
Warrior Metropolitan Coal, Inc.	163,090	6,178
		62,294
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	115,500	7,864
Sylvamo Corp.	102,200	4,858
		12,722
TOTAL MATERIALS		120,605
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
EastGroup Properties, Inc.	56,700	9,540
Elme Communities (SBI)	652,900	12,536
Equity Commonwealth	350,100	8,935
Essential Properties Realty Trust, Inc.	784,600	19,992
Lamar Advertising Co. Class A	104,500	11,133
LXP Industrial Trust (REIT)	1,378,400	15,921
Sunstone Hotel Investors, Inc.	945,800	10,394
Terreno Realty Corp.	94,510	6,089
		94,540
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	503,400	7,264
Jones Lang LaSalle, Inc. (a)	68,100	12,590
		19,854
TOTAL REAL ESTATE		114,394
UTILITIES - 2.0%
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares	538,200	23,799
ONE Gas, Inc.	151,600	12,486
		36,285
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	189,300	6,396
TOTAL UTILITIES		42,681
TOTAL COMMON STOCKS (Cost $1,647,268)		2,098,592

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(d)	422,467	1,829
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	186,831	1,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,866)		2,858

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.43% to 4.47% 4/6/23 (g) (Cost $1,538)	1,550	1,538

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (h)	33,732,094	33,739
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	39,297,318	39,301
TOTAL MONEY MARKET FUNDS (Cost $73,040)		73,040

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,724,712)	2,176,028
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(39,529)
NET ASSETS - 100.0%	2,136,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	83	Mar 2023	8,049	222	222

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,459,000 or 0.2% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $312,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030

Dianthus Therapeutics, Inc. Series A	4/06/22	1,836

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

The Oncology Institute, Inc.	6/28/21	3,738

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	34,195	195,207	195,663	319	-	-	33,739	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	57,129	172,579	190,407	35	-	-	39,301	0.1%
Total	91,324	367,786	386,070	354	-	-	73,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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